Acquisition of Bao Li Gaming Promotion Limited (Details 3) (Bao Li Gaming [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Bao Li Gaming [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
2015	$ 22,662,750
2016	19,628,881
Total Contingent Consideration	$ 42,291,631	$ 33,027,050	$ 32,294,981